SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013
Foreign Currency Transactions
Net foreign exchange (losses) gains recognized in other (expense)/income	$ (754,000)	$ 11,000	$ (1,400,000)	$ 10,000	$ (12,000)	$ 44,000
Reclassification of Warrants
Warrant liability	12,208,000		12,208,000				16,200,000
Initial fair value of warrants recorded within stockholders equity that was reversed					11,153,000	6,247,000
Change in fair value related to periods prior to January 1, 2013 recorded as an increase to accumulated deficit							5,000,000
Loss (gain) from change in fair value of warrant liability	$ 385,000		$ (3,987,000)